Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baillie Gifford ETF Trust
Entity Central Index Key	0002060280
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000269507
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ETF
Class Name	The Nasdaq Stock Market LLC
Trading Symbol	BGEG
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets ETF (the "Fund") for the period of June 2, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-etf/TSR . You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-etf/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGEG	$6Footnote Reference*	0.79%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.79%	[2]
AssetsNet	$ 11,410,522
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 3,097
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$11,410,522
  Total number of portfolio holdings78
  Total advisory fees paid$3,097
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	35.3%
Internet	13.8%
Banks	8.8%
Mining	4.9%
Oil & Gas	4.8%
Telecommunications	2.8%
Diversified Financial Services	2.5%
Insurance	2.0%
Retail	2.0%
Auto Parts & Equipment	2.0%
Electronics	1.9%
Home Furnishings	1.8%
Transportation	1.7%
Other sectors	15.2%
Other assets less liabilities	0.5%
Total	100.0%

C000269508
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha ETF
Class Name	The Nasdaq Stock Market LLC
Trading Symbol	BGIA
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha ETF (the "Fund") for the period of June 2, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-etf/TSR . You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-etf/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGIA	$3Footnote Reference*	0.59%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 3	[3]
Expense Ratio, Percent	0.59%	[4]
AssetsNet	$ 73,770,570
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 30,069
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$73,770,570
  Total number of portfolio holdings84
  Total advisory fees paid$30,069
  Portfolio turnover rate0%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	9.7%
Banks	8.0%
Insurance	4.1%
Mining	3.7%
Commercial Services	3.2%
Machinery - Diversified	2.9%
Pharmaceuticals	2.8%
Home Furnishings	2.7%
Building Materials	2.7%
Diversified Financial Services	2.7%
Transportation	2.4%
Food	2.2%
Other sectors	20.6%
Other assets less liabilities	10.0%
Total	100.0%

C000269509
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth ETF
Class Name	The Nasdaq Stock Market LLC
Trading Symbol	BGCG
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Concentrated Growth ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.bailliegifford.com/concentrated-growth-etf/TSR . You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	http://www.bailliegifford.com/concentrated-growth-etf/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGCG	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[5]
AssetsNet	$ 98,773,213
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 114,101
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$98,773,213
  Total number of portfolio holdings29
  Total advisory fees paid, net of waiver$114,101
  Portfolio turnover rate52%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	36.7%
Semiconductors	29.9%
Commercial Services	6.4%
Auto Manufacturers	5.9%
Apparel	5.4%
Banks	3.6%
Machinery - Diversified	2.3%
Cosmetics/Personal Care	2.2%
Biotechnology	2.1%
Aerospace/Defense	1.5%
Auto Parts & Equipment	1.3%
Transportation	1.0%
Pharmaceuticals	0.7%
Other sectors	0.6%
Other assets less liabilities	0.4%
Total	100.0%

C000269510
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth ETF
Class Name	The Nasdaq Stock Market LLC
Trading Symbol	BGGG
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Long Term Global Growth ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/ltgg-etf/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/ltgg-etf/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGGG	$35	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%	[6]
AssetsNet	$ 335,571,694
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,319,815
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$335,571,694
  Total number of portfolio holdings39
  Total advisory fees paid, net of waiver$1,319,815
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	35.4%
Semiconductors	21.0%
Software	10.0%
Retail	4.5%
Aerospace/Defense	3.6%
Auto Parts & Equipment	3.4%
Banks	2.9%
Miscellaneous Manufacturing	2.4%
Healthcare - Products	2.1%
Apparel	2.0%
Commercial Services	2.0%
Biotechnology	1.9%
Pharmaceuticals	1.8%
Other sectors	6.7%
Other assets less liabilities	0.3%
Total	100.0%

[1]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
[2]	Annualized
[3]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
[4]	Annualized
[5]	Annualized
[6]	Annualized